Accumulated Other Comprehensive Loss Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sale of investment securities									$ 3,513	$ 2,130	$ 1,156
Income tax expense	$ 6,338	$ 6,577	$ 6,303	$ 5,866	$ 5,793	$ 5,129	$ 6,125	$ 11,367	25,083	28,414	24,271
Net income available to common shareholders	$ 14,656	$ 13,232	$ 12,541	$ 11,702	$ 13,515	$ 10,607	$ 11,983	$ 17,992	52,128	54,097	52,962
Unrealized Gains (Losses) on Securities Available-for-Sale | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sale of investment securities									3,513	2,130	1,156
Income tax expense									1,297	786	427
Net income available to common shareholders									$ 2,216	$ 1,344	$ 729